Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Health care services	€ 4,082,400	€ 3,529,609	€ 11,471,127	€ 10,255,289
Health care products	1,013,766	911,757	2,930,088	2,716,372
Revenue	5,096,166	4,441,366	14,401,215	12,971,661
Revenue from contracts with customers
Revenue
Health care services	3,973,255	3,424,066	11,106,053	9,962,881
Health care products	989,256	889,217	2,850,964	2,629,629
Revenue	4,962,511	4,313,283	13,957,017	12,592,510
Other revenue
Revenue
Health care services	109,145	105,543	365,074	292,408
Health care products	24,510	22,540	79,124	86,743
Revenue	€ 133,655	€ 128,083	€ 444,198	€ 379,151